Loans and advances to customers	12 Months Ended
Dec. 31, 2022
Loans and advances to customers.
Loans and advances to customers	Loans and advances to customers
a.Breakdown of balance of loans and advances to customers

	12/31/2022		12/31/2021
Real estate loans	6,251,813	27.54%	5,121,411	29.75%
Personal loans	5,463,781	24.07%	3,579,283	20.79%
Business loans	3,392,500	14.95%	3,017,159	17.52%
Credit card	6,870,565	30.27%	4,798,318	27.87%
Rural loans	719,669	3.17%	700,191	4.07%
Total	22,698,328	100.00%	17,216,362	100.00%

Provision for expected loss	(1,318,412)		(680,932)

Net balance	21,379,916		16,535,430
The concentration of Inter’s portfolio of loans and advances to customers is as follows:

	12/31/2022		12/31/2021
	Balance	% on Loans and advances to customers	Balance	% on Loans and advances to customers
Largest debtor	344,660	1.52%	274,262	1.59%
10 largest debtors	1,431,237	6.31%	1,610,203	9.35%
20 largest debtors	1,980,249	8.72%	2,034,977	11.82%
50 largest debtors	2,734,599	12.05%	2,627,038	15.26%
100 largest debtors	3,758,241	16.56%	3,138,861	18.23%
The breakdown of loans and advances to customers by maturity is as follows:

By maturity	12/31/2022	12/31/2021
Overdue by 1 day or more	2,817,985	1,766,989
To fall due in up to 3 months	3,381,978	2,849,136
To fall due between 3 to 12 months	5,916,020	3,868,156
To fall due in more than 12 months	10,582,345	8,732,081
Total	22,698,328	17,216,362
The breakdown by economic activity sectors:

Segment activities	12/31/2022	12/31/2021
Manufacturing industries	1,359,184	1,095,800
Construction	1,392,607	804,111
Trade; repair of motor vehicles and motorcycles	1,041,875	628,262
Administrative and support service activities	893,914	592,057
Agriculture, livestock, forestry, fishing and aquaculture	178,403	94,965
Financial and insurance activities and related services	2,427,341	481,256
Real estate activities	328,009	263,083
Other segments Legal entity (company)	1,453,566	649,833
Legal person	9,074,899	4,609,367
Natural person	13,623,429	12,606,995
Total	22,698,328	17,216,362
b.Analysis of changes in expected losses by stage
Changes in expected losses are presented as follows:

Stage 1	Opening balance at 01/01/2022	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Settled contracts	Write-off for loss	Constitution/ (Reversal)	Ending balance at 12/31/2022
Real estate loans	49,569	(3,161)	(1,737)	4,258	2,305	(8,380)	(6)	23,636	66,484
Personal loans	57,344	(2,737)	(3,110)	924	396	(13,276)	(1,023)	59,998	98,516
Business loans	12,587	(4)	(288)	41	559	(5,572)	(77)	4,853	12,099
Credit card	202,481	(2,825)	(89)	852	2	(82,985)	—	179,473	296,909
Rural loans	25,676	—	(56)	—	—	(21,577)	—	7,563	11,606
	347,657	(8,727)	(5,280)	6,075	3,262	(131,790)	(1,106)	275,523	485,614

Stage 2	Opening balance at 01/01/2022	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Settled contracts	Write-off for loss	Constitution/ (Reversal)	Ending balance at 12/31/2022
Real estate loans	13,361	(4,258)	(1,876)	3,161	1,848	(2,352)	(36)	7,091	16,939
Personal loans	11,094	(924)	(3,324)	2,737	314	(3,615)	(1,067)	84,873	90,088
Business loans	324	(41)	(282)	4	1,070	(1)	—	(175)	899
Credit card	29,101	(852)	(383)	2,825	12	(22,478)	(4,974)	171,215	174,466
	53,880	(6,075)	(5,865)	8,727	3,244	(28,446)	(6,077)	81,404	282,392

Stage 3	Opening balance at 01/01/2022	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Settled contracts	Write-off for loss	Constitution/ (Reversal)	Ending balance at 12/31/2022
Real estate loans	17,062	(2,305)	(1,848)	1,737	1,876	(8,181)	(1,846)	12,632	19,127
Personal loans	73,065	(396)	(314)	3,110	3,324	(13,139)	(47,568)	109,067	127,149
Business loans	3,110	(559)	(1,070)	288	282	(824)	(654)	(245)	328
Credit card	186,157	(2)	(12)	89	383	(160,628)	(25,348)	402,187	402,826
Rural loans	—	—	—	56	—	—	—	920	976
	279,394	(3,262)	(3,244)	5,280	5,865	(182,772)	(75,416)	524,561	550,406

Consolidated					Opening balance at 01/01/2022	Settled contracts	Write-off for loss	Constitution/ (Reversal)	Ending balance at 12/31/2022
Real estate loans					79,992	(18,913)	(1,888)	43,359	102,550
Personal loans					141,503	(30,030)	(49,658)	253,938	315,753
Business loans					16,022	(6,398)	(731)	4,433	13,326
Credit card					417,739	(266,091)	(30,322)	752,875	874,201
Rural loans					25,676	(21,577)	—	8,483	12,582
					680,932	(343,009)	(82,599)	1,063,088	1,318,412

Stage 1	Opening balance at 01/01/2021	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Settled contracts	Write-off for loss	Constitution/ (Reversal)	Ending balance at 12/31/2021
Real estate loans	34,897	(3,945)	(1,706)	3,660	1,676	(7,955)	(8)	22,950	49,569
Personal loans	20,196	(852)	(1,108)	177	187	(9,331)	(317)	48,392	57,344
Business loans	5,679	(108)	(205)	—	—	(972)	—	8,193	12,587
Credit card	103,694	(1,422)	(5,519)	277	208	(30,638)	(326)	136,207	202,481
Rural loans	5,675	—	—	—	—	(5,052)	—	25,053	25,676
Total	170,141	(6,327)	(8,538)	4,114	2,071	(53,948)	(651)	240,795	347,657

Stage 2	Opening balance at 01/01/2021	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Settled contracts	Write-off for loss	Constitution/ (Reversal)	Ending balance at 12/31/2021
Real estate loans	10,848	(3,660)	(1,183)	3,945	1,295	(3,012)	(92)	5,220	13,361
Personal loans	4,432	(177)	(761)	852	34	(2,190)	(483)	9,387	11,094
Business loans	4	—	—	108	—	(3)	(1)	216	324
Credit card	4,909	(277)	(100)	1,422	10	(4,299)	(218)	27,654	29,101
Total	20,193	(4,114)	(2,044)	6,327	1,339	(9,504)	(794)	42,477	53,880

Stage 3	Opening balance at 01/01/2021	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Settled contracts	Write-off for loss	Constitution/ (Reversal)	Ending balance at 12/31/2021
Real estate loans	15,127	(1,676)	(1,295)	1,706	1,183	(7,494)	(2,375)	11,886	17,062
Personal loans	21,262	(187)	(34)	1,108	761	(6,627)	(12,884)	69,666	73,065
Business loans	241	—	—	205	—	—	(240)	2,904	3,110
Credit card	55,389	(208)	(10)	5,519	100	(53,709)	(1,390)	180,466	186,157
Total	92,019	(2,071)	(1,339)	8,538	2,044	(67,830)	(16,889)	264,922	279,394

Consolidated					Balance at 01/01/2021	Settled contracts	Write-off for loss	Constitution/ (Reversal)	Ending balance at 12/31/2021
Real estate loans					60,872	(18,461)	(2,475)	40,056	79,992
Personal loans					45,890	(18,148)	(13,684)	127,445	141,503
Business loans					5,924	(975)	(241)	11,314	16,022
Credit card					163,992	(88,646)	(1,934)	344,327	417,739
Rural loans					5,675	(5,052)	—	25,053	25,676
Total					282,353	(131,282)	(18,334)	548,195	680,932
c.Analysis of the change in the gross value of loans and advances to customers by stage

Stage 1	Opening balance at 01/01/2022	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Settled contracts	Write-off for loss	Origination/receipt	Ending balance at 12/31/2022
Real estate loans	4,782,311	(121,381)	(61,009)	83,149	15,438	(697,843)	(554)	1,842,955	5,843,066
Personal loans	3,375,417	(90,452)	(84,468)	6,801	836	(360,885)	(2,960)	2,097,055	4,941,344
Business loans	2,962,935	(909)	(6,099)	2,118	5,227	(2,098,349)	(802)	2,514,861	3,378,982
Credit card	4,335,868	(49,584)	(933)	1,479	3	(1,037,570)	—	2,644,732	5,893,995
Rural loans	700,191	—	(1,535)	—	—	(589,045)	—	608,504	718,115
Total	16,156,722	(262,326)	(154,044)	93,547	21,504	(4,783,692)	(4,316)	9,708,107	20,775,502

Stage 2	Opening balance at 01/01/2022	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Settled contracts	Write-off for loss	Origination/receipt	Ending balance at 12/31/2022
Real estate loans	224,817	(83,149)	(28,657)	121,381	12,376	(38,157)	(567)	72,589	280,633
Personal loans	86,023	(6,801)	(31,142)	90,452	548	(25,423)	(3,538)	180,391	290,510
Business loans	4,923	(2,118)	(2,634)	909	10,006	(133)	(35)	(442)	10,476
Credit card	90,647	(1,479)	(1,323)	49,584	25	(65,998)	(20,321)	284,287	335,422
Total	406,410	(93,547)	(63,756)	262,326	22,955	(129,711)	(24,461)	536,825	917,041

Stage 3	Opening balance at 01/01/2022	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Settled contracts	Write-off for loss	Origination/receipt	Ending balance at 12/31/2022
Real estate loans	114,283	(15,438)	(12,376)	61,009	28,657	(54,798)	(12,367)	19,143	128,113
Personal loans	117,843	(836)	(548)	84,468	31,142	(29,061)	(59,232)	88,153	231,929
Business loans	49,301	(5,227)	(10,006)	6,099	2,634	(27,934)	(6,110)	(5,715)	3,042
Credit card	371,803	(3)	(25)	933	1,323	(321,232)	(50,179)	638,527	641,147
Rural loans	—	—	—	1,535	—	—	—	19	1,554
Total	653,230	(21,504)	(22,955)	154,044	63,756	(433,025)	(127,888)	740,127	1,005,785

Consolidated					Opening balance at 01/01/2022	Settled contracts	Write-off for loss	Origination/receipt	Ending balance at 12/31/2022
Real estate loans					5,121,411	(790,798)	(13,488)	1,934,687	6,251,812
Personal loans					3,579,283	(415,369)	(65,730)	2,365,599	5,463,783
Business loans					3,017,159	(2,126,416)	(6,947)	2,508,704	3,392,500
Credit card					4,798,318	(1,424,800)	(70,500)	3,567,546	6,870,564
Rural loans					700,191	(589,045)	—	608,523	719,669
Total					17,216,362	(5,346,428)	(156,665)	10,985,059	22,698,328

Stage 1	Opening balance at 01/01/2021	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Settled contracts	Write-off for loss	Origination/receipt	Ending balance at 12/31/2021
Real estate loans	3,186,942	(136,470)	(64,869)	63,128	11,007	(719,768)	(202)	2,442,543	4,782,311
Personal loans	1,573,668	(32,529)	(55,621)	935	429	(900,960)	(8,144)	2,797,639	3,375,417
Business loans	1,579,384	(3,190)	(20,918)	—	—	(968,510)	(22)	2,376,191	2,962,935
Credit card	1,773,870	(19,334)	(76,206)	831	416	(390,827)	(2,307)	3,049,425	4,335,868
Rural loans	177,637	—	—	—	—	(158,117)	—	680,671	700,191
Total	8,291,501	(191,523)	(217,614)	64,894	11,852	(3,138,182)	(10,675)	11,360,856	16,156,722

Stage 2	Opening balance at 01/01/2021	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Settled contracts	Write-off for loss	Origination/receipt	Ending balance at 12/31/2021
Real estate loans	185,080	(63,128)	(20,080)	136,470	8,505	(50,792)	(1,676)	30,438	224,817
Personal loans	32,718	(935)	(6,349)	32,529	97	(14,280)	(4,981)	47,224	86,023
Business loans	1,298	—	—	3,190	—	(1,235)	(61)	1,731	4,923
Credit card	20,002	(831)	(287)	19,334	20	(17,735)	(1,102)	71,246	90,647
Total	239,098	(64,894)	(26,716)	191,523	8,622	(84,042)	(7,820)	150,639	406,410

Stage 3	Opening balance at 01/01/2021	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Settled contracts	Write-off for loss	Origination/receipt	Ending balance at 12/31/2021
Real estate loans	99,333	(11,007)	(8,505)	64,869	20,080	(49,212)	(15,598)	14,323	114,283
Personal loans	47,171	(429)	(97)	55,621	6,349	(14,326)	(28,559)	52,113	117,843
Business loans	2,187	—	—	20,918	—	—	(2,186)	28,382	49,301
Credit card	110,768	(416)	(20)	76,206	287	(107,413)	(2,778)	295,169	371,803
Total	259,459	(11,852)	(8,622)	217,614	26,716	(170,951)	(49,121)	389,987	653,230

Consolidated					Balance at 01/01/2021	Settled contracts	Write-off for loss	Origination/receipt	Ending balance at 12/31/2021
Real estate loans					3,471,355	(819,772)	(17,476)	2,487,304	5,121,411
Personal loans					1,653,557	(929,566)	(41,684)	2,896,976	3,579,283
Business loans					1,582,869	(969,745)	(2,269)	2,406,304	3,017,159
Credit card					1,904,640	(515,975)	(6,187)	3,415,840	4,798,318
Rural loans					177,637	(158,117)	—	680,671	700,191
Total					8,790,058	(3,393,175)	(67,616)	11,887,095	17,216,362